Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Computation of Earnings Per Share [Line Items]
Convertible stock options and nonvested awards excluded from diluted EPS calculation	1.1	2.9	3.6